Consolidated statements of operations and comprehensive income - USD ($) $ in Thousands	12 Months Ended
	Dec. 31, 2024	Dec. 31, 2023
Revenues
Management fees	$ 155,337	$ 132,257
Carried interest and performance fees	7,319	891
Commissions	5,696	8,301
Finance income	8,909	6,491	[1]
Gain (loss) on investments	(10)	1,375
Co-investment income	1,404	2,052	[1]
Total revenues	178,655	151,367
Expenses
Compensation	75,399	75,059	[1]
Fund expenses	12,132	8,808	[1]
Selling, general and administrative	18,774	16,558	[1]
Interest expense	3,091	4,060
Depreciation of property and equipment	2,221	2,843
Foreign exchange (gain) loss	(1,388)	3,212	[1]
Other (income) and expenses	(580)	(9,464)	[1]
Total expenses	109,649	101,076
Income before income taxes for the year	69,006	50,291
Provision for income taxes	19,712	8,492
Net income for the year	$ 49,294	$ 41,799
Net income per share:
Basic (in USD per share)	$ 1.94	$ 1.66
Diluted (in USD per share)	$ 1.91	$ 1.60
Comprehensive income
Net income for the year	$ 49,294	$ 41,799
Other comprehensive income (loss)
Foreign currency translation gain (loss) (taxes of $Nil)	(20,553)	4,677
Total other comprehensive income (loss)	(20,553)	4,677
Comprehensive income (loss)	$ 28,741	$ 46,476

[1]	(1) Prior period figures have been reclassified to conform with current presentation